Financial instruments (Details 9) (CHF) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Financial instruments (CHF million)
Interest-bearing deposits with banks	1,940	1,437	1,524	2,231
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	200,091	204,491	220,443	250,122
Loans	220,030	222,510	218,842	227,205
Other assets	76,785	78,116	79,585	89,815
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245	141,078	168,394	202,934
Short-term borrowings	20,373	23,023	21,683	22,128
Long-term debt	164,159	175,877	173,752	182,710
Other liabilities	61,573	62,222	62,214	67,573
Aggregate fair value
Loans (CHF million)
Non-performing loans	82		105
Non-interest-earning loans	479		653
Financial instruments (CHF million)
Interest-bearing deposits with banks	336		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,340		136,906
Loans	19,191		18,552
Other assets	23,661		25,078
Due to banks and customer deposits	(720)		(410)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(109,282)		(123,697)
Short-term borrowings	(4,046)		(3,308)
Long-term debt	(76,844)		(83,692)
Other liabilities	(5,808)		(5,734)
Aggregate unpaid principal
Loans (CHF million)
Non-performing loans	168		187
Non-interest-earning loans	2,595		2,087
Financial instruments (CHF million)
Interest-bearing deposits with banks	337		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	116,831		135,939
Loans	19,345		18,677
Other assets	33,844		36,195
Due to banks and customer deposits	(732)		(420)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(109,202)		(123,562)
Short-term borrowings	(4,017)		(3,262)
Long-term debt	(82,539)		(90,271)
Other liabilities	(6,674)		(7,569)
Difference
Loans (CHF million)
Non-performing loans	(86)		(82)
Non-interest-earning loans	(2,116)		(1,434)
Financial instruments (CHF million)
Interest-bearing deposits with banks	(1)		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	509		967
Loans	(154)		(125)
Other assets	(10,183)		(11,117)
Due to banks and customer deposits	12		10
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(80)		(135)
Short-term borrowings	(29)		(46)
Long-term debt	5,695		6,579
Other liabilities	866		1,835